Segment Reporting - Main Customer (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bioscience | Customer
Disclosure of major customers
Percentage of entity's revenue	11.00%	10.70%	10.10%